Property, Plant and Equipment, Net - Summary of Interest Expense, Interest Income and Net Foreign Exchange Losses and Gains (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense, interest income and net foreign exchange	$ 4,602	$ 7,285	$ 8,031
Net amount in consolidated income statements	$ 4,602	7,216	7,946
Property, plant and equipment and intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount capitalized		$ 69	$ 85